Goodwill and Intangible Assets (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	$ (268,475)	$ (789,225)
Impairment		(13,330,028)
Intangible Assets[Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	(268,475)	(789,225)
Impairment		(175,443)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	$ 0	0
Impairment		$ (13,154,585)